Organization,: Cash and Cash Equivalents, Policy (Policies)	3 Months Ended
Nov. 30, 2015
Policies
Cash and Cash Equivalents, Policy

Cash and cash equivalents - For purposes of the statement of cash flows, we consider all cash in banks, money market funds, and certificates of deposit with a maturity of less than three months to be cash equivalents.